NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Flora Growth Corp. (the "Company" or "Flora") was incorporated under the laws of the Province of Ontario, Canada on March 13, 2019. The Company is a manufacturer and distributor of global cannabis and pharmaceutical products and brands, building a connected, design-led collective of plant-based wellness and lifestyle brands. The Company's registered office is located at 365 Bay Street, Suite 800, Toronto, Ontario, M5H 2V1, Canada and our principal place of business in the United States is located at 3230 W. Commercial Boulevard, Suite 180, Fort Lauderdale, Florida 33309.

Presentation of comparative financial statements

On June 9, 2023, the Company consolidated its issued and outstanding common shares based on one new common share of the Company for every twenty existing common shares of the Company. All common shares and per share amounts have been restated to give retroactive effect to the share consolidation. See discussion in Note 11.

1. NATURE OF OPERATIONS

Flora Growth Corp. (the "Company" or "Flora") was incorporated under the laws of the Province of Ontario, Canada on March 13, 2019. The Company is manufacturer and distributor of global cannabis and pharmaceutical products and brands, building a connected, design-led collective of plant-based wellness and lifestyle brands. The Company's registered office is located at 365 Bay Street, Suite 800, Toronto, Ontario, M5H 2V1, Canada and our principal place of business in the United States is located at 3406 SW 26th Terrace, Suite C-1, Fort Lauderdale, Florida 3312.

On December 23, 2022, Flora completed its acquisition of all the issued and outstanding common shares of Franchise Global Health Inc. ("FGH"), a corporation existing under the laws of the Province of British Columbia by way of a statutory plan of arrangement (the "Arrangement") under the Business Corporations Act (British Columbia). FGH, through its wholly-owned subsidiaries, is a multi-national distributor in the pharmaceutical and medical cannabis industry with principal operations in Germany. See Note 10 for further discussion.

On February 24, 2022, Flora Growth U.S. Holdings Corp., a wholly-owned subsidiary of the Company, completed the acquisition of 100% of the outstanding equity interests in each of (i) Just Brands LLC and (ii) High Roller Private Label LLC. JustCBD is a manufacturer and distributor of consumable cannabinoid products, including gummies, tinctures, vape cartridges, and creams with principal operations in Florida, United States. See Note 10 for further discussion.

These consolidated financial statements have been prepared on a going concern basis, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.

TruHC Pharma GmbH [Member]
NATURE OF OPERATIONS [Text Block]

1.  NATURE OF OPERATIONS

TruHC Pharma GmbH (the "Company" or "TruHC") was incorporated under the laws of Germany on February 17, 2022. The Company engages in the import, distribution, and manufacturing of medical cannabis and operates a production facility. The Company's registered office and principal place of business in Germany is located at Poppenbütteler Bogen 68 22399 Hamburg, Germany. At December 31, 2023, all of the Company's issued and outstanding shares were owned by TruHC Holding GmbH ("TruHC Holding").

These condensed interim financial statements have been prepared on a going concern basis, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.

1.  NATURE OF OPERATIONS

TruHC Pharma GmbH (the "Company" or "TruHC") was incorporated under the laws of Germany on February 17, 2022. The Company engages in the import, distribution, and manufacturing of medical cannabis and operates a production facility. The Company's registered office and principal place of business in Germany is located at Poppenbütteler Bogen 68 22399 Hamburg, Germany. At December 31, 2023, all of the Company's issued and outstanding shares were owned by TruHC Holding GmbH ("TruHC Holding").

These financial statements have been prepared on a going concern basis, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.